Segmented information - Revenue attributed to geographic location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Revenue	$ 4,311,188	$ 4,414,559
Percentage of sales	100.00%	100.00%
China
Disclosure of geographical areas [line items]
Revenue	$ 1,105,610	$ 1,263,753
Percentage of sales	26.00%	29.00%
Europe
Disclosure of geographical areas [line items]
Revenue	$ 830,507	$ 883,290
Percentage of sales	19.00%	20.00%
United States
Disclosure of geographical areas [line items]
Revenue	$ 657,495	$ 670,617
Percentage of sales	15.00%	15.00%
South Korea
Disclosure of geographical areas [line items]
Revenue	$ 542,646	$ 525,850
Percentage of sales	13.00%	12.00%
South America
Disclosure of geographical areas [line items]
Revenue	$ 458,989	$ 438,463
Percentage of sales	11.00%	10.00%
Canada
Disclosure of geographical areas [line items]
Revenue	$ 197,040	$ 176,796
Percentage of sales	4.00%	4.00%
Other Asia
Disclosure of geographical areas [line items]
Revenue	$ 518,901	$ 455,790
Percentage of sales	12.00%	10.00%